Summary of Significant Accounting Policies (Details) - Schedule of Consolidated Financial Statements		6 Months Ended
		Dec. 31, 2023	Aug. 09, 2023
CACM [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place incorporated		New York, USA
Ownership percentage		100.00%
Color Sky [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place incorporated	[1]	Hong Kong
Ownership percentage	[1]	100.00%
Modern Pleasure [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place incorporated	[2]	Hong Kong
Ownership percentage	[2]	100.00%
Color Metaverse [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place incorporated		Singapore
Ownership percentage		100.00%
Color Star Ohio [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place incorporated		Ohio, USA
Ownership percentage		100.00%
DMCC [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place incorporated		United Arab Emirates
Ownership percentage		100.00%
Model Queen Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place incorporated		Hong Kong
Ownership percentage		100.00%	100.00%
Color Star Hainan [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Place incorporated		PRC
Ownership percentage		100.00%

[1]	Disposed on February 3, 2023
[2]	Dissolved on December 16, 2022